UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2001
                                                     -----------------


Check here if Amendment [  ]; Amendment Number:
                                                   -----------
  This Amendment (Check only one.): [   ]  is a restatement.
                                    [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Hennessy Advisors, Inc.
Address:          The Courtyard Square
                  750 Grant Avenue
                  Suite 100
                  Novato, CA  94945

Form 13F File Number:      028-06715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    Teresa M. Nilsen
Title:   Executive Vice President and Chief Financial Officer
Phone:   (415) 899-1555


Signature, Place, and Date of Signing:



   /s/ Teresa M. Nilsen             Novato, CA                      1/28/02
   ------------------------------------------------------------------------
   Teresa M. Nilsen                                                   Date



Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------
Form 13F Information Table Entry Total:              110
                                            ------------------
Form 13F Information Table Value Total:     $        202,412
                                             -----------------
                                                  (thousands)


List of Other Included Managers:    NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds

  Column 1:        Column 2:   Column 3:    Column 4:       Column 5:             Column 6:        Column 7:        Column 8:
                                            Market
                     Title       CUSIP       Value          Shares or            Investment         Others
Name of Issuer     of Class      Number    (x $1,000)   Principal Amount         Discretion        Managers      Voting Authority
--------------    -----------  ---------   ----------   -----------------   --------------------   ---------  ---------------------
                                                                 SH/ Put/        Shared- Shared-
                                                                 PRN Call   Sole Defined  Other                  Sole   Shared None
--------------    -----------  ---------   ----------   -------  --- ----   ---- ------- -------   ---------  --------- ------ ----
BEAZER HOMES
 USA INC            COMMON     07556Q105       5,715       78,100  SH       SOLE                               78,100
RYLAND GROUP INC    COMMON     783764103       5,614       76,700  SH       SOLE                               76,700
CBRL GROUP INC      COMMON     12489V106       5,379      182,712  SH       SOLE                              182,712
NVR INC             COMMON     62944T105       5,161       25,300  SH       SOLE                               25,300
D R HORTON INC      COMMON     23331A109       4,604      141,825  SH       SOLE                              141,825
TENET HEALTHCARE
 CORP               COMMON     88033G100       4,381       74,600  SH       SOLE                               74,600
MDC HOLDINGS INC    COMMON     552676108       4,329      114,565  SH       SOLE                              114,565
MERITAGE CORP       COMMON     59001A102       4,289       83,600  SH       SOLE                               83,600
PERFORMANCE FOOD
 GROUP CO           COMMON     713755106       4,287      121,900  SH       SOLE                              121,900
ADVANCE PCS         COMMON     00790K109       4,267      145,400  SH       SOLE                              145,400
AMERISOURCEBERGEN
 CORP               COMMON     03073E105       4,175       65,700  SH       SOLE                               65,700
LENNAR CORP         COMMON     526057104       4,031       86,100  SH       SOLE                               86,100
CAREMARK RX INC     COMMON     141705103       3,986      244,400  SH       SOLE                              244,400
PEPSI BOTTLING
 GROUP INC          COMMON     713409100       3,925      167,000  SH       SOLE                              167,000
L-3 COMMUNICATIONS
 HLDGS INC          COMMON     502424104       3,888       43,200  SH       SOLE                               43,200
RJ REYNOLDS TOBACCO
 HLDGS              COMMON     76182K105       3,834       68,100  SH       SOLE                               68,100
DREYER'S GRAND ICE
 CREAM INC          COMMON     261878102       3,755       97,500  SH       SOLE                               97,500
MID ATLANTIC
 MEDICAL SVCS       COMMON     59523C107       3,673      161,800  SH       SOLE                              161,800
SCHEIN HENRY INC    COMMON     806407102       3,555       96,000  SH       SOLE                               96,000
OWENS & MINOR INC   COMMON     690732102       3,465      187,300  SH       SOLE                              187,300
TOLL BROTHERS INC   COMMON     889478103       3,367       76,700  SH       SOLE                               76,700

PULTE CORP          COMMON     745867101       3,323       74,400  SH       SOLE                               74,400
BEVERLY ENTERPRISES COMMON     087851309       3,283      381,800  SH       SOLE                              381,800
STANDARD PACIFIC CP COMMON     85375C101       3,261      134,100  SH       SOLE                              134,100
RARE HOSPITALITY
 INTL INC           COMMON     753820109       3,171      140,700  SH       SOLE                              140,700
FOOT LOCKER INC     COMMON     344849104       3,158      201,800  SH       SOLE                              201,800
RENT-A-CENTER INC   COMMON     76009N100       3,052       90,900  SH       SOLE                               90,900
CARDINAL HEALTH INC COMMON     14149Y108       3,045       47,100  SH       SOLE                               47,100
REEBOK
 INTERNATIONAL LTD  COMMON     758110100       3,026      114,200  SH       SOLE                              114,200
WESTERN GAS
 RESOURCES INC      COMMON     958259103       3,015       93,300  SH       SOLE                               93,300
ALLIED WASTE INDS
 INC                COMMON     019589308       3,012      214,200  SH       SOLE                              214,200
TRIGON HEALTHCARE
 INC                COMMON     89618L100       2,979       42,900  SH       SOLE                               42,900
EXPRESS SCRIPTS
 INC - CL A         COMMON     302182100       2,862       61,200  SH       SOLE                               61,200
NATIONWIDE FINL
 SVCS - CL A        COMMON     638612101       2,736       66,000  SH       SOLE                               66,000
METHANEX CORP       COMMON     59151K108       2,697      486,900  SH       SOLE                              486,900
HEALTH NET INC -
 CL A               COMMON     42222G108       2,631      120,800  SH       SOLE                              120,800
GOLDEN STATE
 BANCORP INC        COMMON     381197102       2,602       99,500  SH       SOLE                               99,500
FRONTIER AIRLINES
 INC                COMMON     359065109       2,600      152,950  SH       SOLE                              152,950
OFFSHORE LOGISTICS  COMMON     676255102       2,589      145,800  SH       SOLE                              145,800
STEWART & STEVENSON
 SERVICES           COMMON     860342104       2,584      137,400  SH       SOLE                              137,400
PPL CORP            COMMON     69351T106       2,415       69,300  SH       SOLE                               69,300
OXFORD HEALTH PLANS
 INC                COMMON     691471106       2,414       80,100  SH       SOLE                               80,100
COVENTRY HEALTH
 CARE               COMMON     222862104       2,408      120,700  SH       SOLE                              120,700

UNIVERSAL HEALTH
 SVCS  -CL B        COMMON     913903100       2,404       56,200  SH       SOLE                               56,200
EL PASO ENERGY
 CORP/DE            COMMON     28336L109       2,016       44,100  SH       SOLE                               44,100
FOOTSTAR INC        COMMON     344912100       1,997       63,800  SH       SOLE                               63,800
ESTERLINE
 TECHNOLOGIES       COMMON     297425100       1,921      120,008  SH       SOLE                              120,008
CHEVRONTEXACO CORP  COMMON     166764100       1,828       20,401  SH       SOLE                               20,401
CATERPILLAR INC     COMMON     149123101       1,683       32,217  SH       SOLE                               32,217
SBC COMMUNICATIONS
 INC                COMMON     78387G103       1,598       40,784  SH       SOLE                               40,784
PHILIP MORRIS
 COMPANIES INC      COMMON     718154107       1,513       32,990  SH       SOLE                               32,990
Northrop Grumman
 Corp               COMMON     666807102       1,507       14,947  SH       SOLE                               14,947
DU PONT (E.I.) DE
 NEMOURS            COMMON     263534109       1,451       34,140  SH       SOLE                               34,140
DYNEGY INC          COMMON     26816Q101       1,431       56,100  SH       SOLE                               56,100
GENERAL MOTORS CORP COMMON     370442105       1,373       28,244  SH       SOLE                               28,244
BANK of AMERICA
 CORP               COMMON     060505104       1,343       21,340  SH       SOLE                               21,340
International Paper
 Co                 COMMON     460146103       1,182       29,300  SH       SOLE                               29,300
Emerson Electric    COMMON     291011104       1,108       19,400  SH       SOLE                               19,400
EASTMAN KODAK CO    COMMON     277461109       1,085       36,880  SH       SOLE                               36,880
A T & T CORP        COMMON     001957109       1,080       59,557  SH       SOLE                               59,557
WACHOVIA CORP       COMMON     929903102         953       30,380  SH       SOLE                               30,380
J.P. MORGAN CHASE &
 COMPANY            COMMON     46625H100         908       24,980  SH       SOLE                               24,980
Exxon Mobil
 Corporation        COMMON     30231g102         895       22,782  SH       SOLE                               22,782
Verizon
 Communications     COMMON     92343v104         852       17,942  SH       SOLE                               17,942
Wells Fargo & Co
 New                COMMON     949746101         812       18,690  SH       SOLE                               18,690

XEROX CORP          COMMON     984121103         631       60,600  SH       SOLE                               60,600
TOMKINS PLC - ADR   COMMON     890030208         595       47,000  SH       SOLE                               47,000
CSX CORP            COMMON     126408103         550       15,700  SH       SOLE                               15,700
NORFOLK SOUTHERN
 CORP               COMMON     655844108         546       29,800  SH       SOLE                               29,800
MINNESOTA MINING &
 MFG CO             COMMON     604059105         526        4,450  SH       SOLE                                4,450
UNION PLANTERS CORP COMMON     908068109         524       11,620  SH       SOLE                               11,620
CEMEX S A  -ADR     COMMON     151290889         512       20,724  SH       SOLE                               20,724
PROCTER & GAMBLE CO COMMON     742718109         508        6,425  SH       SOLE                                6,425
MAY DEPARTMENT
 STORES CO          COMMON     577778103         507       13,700  SH       SOLE                               13,700
AMSOUTH
 BANCORPORATION     COMMON     032165102         503       26,600  SH       SOLE                               26,600
ALBERTSONS INC      COMMON     013104104         494       15,700  SH       SOLE                               15,700
NEWELL RUBBERMAID
 INC                COMMON     651229106         494       17,900  SH       SOLE                               17,900
PPG INDUSTRIES INC  COMMON     693506107         476        9,200  SH       SOLE                                9,200
OCCIDENTAL
 PETROLEUM CORP     COMMON     674599105         475       17,900  SH       SOLE                               17,900
PITNEY BOWES INC    COMMON     724479100         474       12,600  SH       SOLE                               12,600
KELLOGG CO          COMMON     487836108         470       15,600  SH       SOLE                               15,600
Westamerica Bancorp COMMON     957090103         469       11,847  SH       SOLE                               11,847
NATIONAL CITY CORP  COMMON     635405103         468       16,000  SH       SOLE                               16,000
REGIONS FINL CORP   COMMON     758940100         461       15,400  SH       SOLE                               15,400
WEYERHAEUSER CO     COMMON     962166104         454        8,400  SH       SOLE                                8,400
WESTPAC BANKING -
 SPON ADR           COMMON     961214301         449       11,100  SH       SOLE                               11,100
BRITISH AMERN TOB
 PLC  -ADR          COMMON     110448107         447       26,300  SH       SOLE                               26,300

USX-MARATHON GROUP  COMMON     902905827         441       14,700  SH       SOLE                               14,700
DIAGEO PLC  -ADR    COMMON     25243Q205         440        9,500  SH       SOLE                                9,500
DOW CHEMICAL        COMMON     260543103         429       12,700  SH       SOLE                               12,700
COMERICA INC        COMMON     200340107         418        7,300  SH       SOLE                                7,300
FLEETBOSTON
 FINANCIAL CORP     COMMON     339030108         416       11,410  SH       SOLE                               11,410
NATIONAL AUSTRALIA
 BK  -ADS           COMMON     632525408         416        5,100  SH       SOLE                                5,100
HANSON PLC  -ADR    COMMON     411352404         414       12,300  SH       SOLE                               12,300
CONAGRA INC         COMMON     205887102         392       16,500  SH       SOLE                               16,500
Bellsouth
 Corporation        COMMON     079860102         379        9,936  SH       SOLE                                9,936
US Bancorp          COMMON     902973304         378       18,075  SH       SOLE                               18,075
TEXTRON INC         COMMON     883203101         377        9,100  SH       SOLE                                9,100
DAIMLERCHRYSLER AG  COMMON     sedol - 2307389   375        9,000  SH       SOLE                                9,000
HEINZ (H J) CO      COMMON     423074103         362        8,800  SH       SOLE                                8,800
Honeywell
 International      COMMON     438516106         344       10,170  SH       SOLE                               10,170
General Electric
 Company            COMMON     369604103         310        7,745  SH       SOLE                                7,745
ABN AMRO HLDG N V
  -SPON ADR         COMMON     000937102         309       18,996  SH       SOLE                               18,996
A T & T Wireless    COMMON     00209A106         285       19,818  SH       SOLE                               19,818
IMPERIAL CHEM INDS
 PLC  -ADR          COMMON     452704505         282       12,900  SH       SOLE                               12,900
FORD MOTOR CO       COMMON     345370860         280       17,796  SH       SOLE                               17,796
Aegon Nv Ord Reg
 Amer               COMMON     007924103         271       10,136  SH       SOLE                               10,136
Vodafone Group Plc
 Ord                COMMON     92857n100         234        9,113  SH       SOLE                                9,113
CA NAC TELEFONOS
 VENEZ  -ADR        COMMON     204421101         174       12,376  SH       SOLE                               12,376

TELECOM ARGENTINA
  -ADR B            COMMON     879273209         165       25,300  SH       SOLE                               25,300
                             TOTAL           202,412